CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - Total (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Restricted cash	¥ 1,324,748		¥ 1,056,037
Cash and cash equivalents	17,853,244	$ 2,801,564	9,671,477
Total cash and cash equivalents, and cash and cash equivalents restricted	¥ 19,177,992		¥ 10,727,514